Business Combination (Detail) (CNY)			12 Months Ended			12 Months Ended				12 Months Ended				12 Months Ended				12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 InterServ Caymans and its two PRC subsidiaries	Dec. 31, 2011 PW Pictures	Dec. 31, 2011 C&C Media	Dec. 31, 2011 Trade name	Dec. 31, 2011 Game licenses	Dec. 31, 2011 Other	Dec. 31, 2011 Runic Games	Dec. 31, 2011 IPR&D	Dec. 31, 2011 Other	Dec. 31, 2011 Xinbaoyuan and Baohong	Dec. 31, 2011 Ye Net	Dec. 31, 2011 Completed game	Dec. 31, 2011 IPR&D	Dec. 31, 2011 Trade name and domain name	Dec. 31, 2011 Cryptic Studios	Dec. 31, 2011 Game engine	Dec. 31, 2011 Trade name and domain name	Dec. 31, 2011 Complete games	Dec. 31, 2011 IPR&D
Business Acquisition [Line Items]
TV series right												51,609,000
Other identifiable tangible assets and liabilities												10,785,000	19,672,000
Net tangible assets acquired			8,020,000		(11,186,000)				49,696,000								(1,328,000)
Identifiable intangible assets			40,160,000			11,875,000	12,240,000	2,918,000		17,205,000	6,144,000	10,060,000		2,860,000	2,120,000	1,380,000		21,717,000	30,803,000	55,485,000	47,172,000
Weighted average amortization period at the acquisition date (in years)			5.17			Indefinite	2.16	1.74		Note 3(14)	1.6	5.25		2.75	Note 3(14)	Indefinite		5	Indefinite	4	Note 3(14)
Current assets				89,033,000
Noncurrent assets				1,880,000
Current liabilities				(9,098,000)
Identifiable net assets acquired (a)				81,815,000	15,847,000				73,045,000			72,454,000	26,032,000				153,849,000
Business Acquisition Cost Of Acquired Entity Cash Paid (b)					143,490,000				57,349,000			110,000,000	3,000,000				323,080,000
Previous held equity interest on acquisition date (c)													15,170,000
Business Acquisition Contingent Consideration At Fair Value (d)	0	81,729,472										79,810,000
Cumulative consideration (e)				73,000,000
Non-controlling interest (f)				14,465,000					19,596,000			104,350,000	8,090,000
Goodwill (b+c+d+e+f-a)				5,650,000	127,643,000				3,900,000			221,706,000	228,000				169,231,000
Goodwill arising from deferred tax liabilities attributed to intangible asset appreciation					6,181,000				7,939,000				1,591,000				28,806,000
Goodwil			11,606,000		133,824,000				11,839,000				1,819,000				198,037,000
Total			158,786,000